Discontinued Operations	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Discontinued Operations
Discontinued Operations

9. Discontinued Operations

Effective November 30, 2020, as part of its strategic shift to becoming a life sciences tool provider, the Company sold its operations relating to the manufacture and marketing of custom-made catalyst research instruments for universities, government laboratories, and chemical petrochemical companies sold on direct basis (the “Catalyst Research Instruments Operations”) through the sale by Altamira of substantially all of its assets and inventory to Beijing JWGB Sci. & Tech. Co. Ltd., a corporation formed under the laws of the People’s Republic of China (“JWGB”) for $440,000 which was fully paid in cash by January 2021, resulting in a $405,400 pre-tax loss. To preserve business continuity for the buyer, Altamira agreed to purchase certain components on behalf of JWGB for which JWGB agreed to reimburse Altamira. The Company retained all its receivables and payables related to sales made prior to November 30, 2020, certain inventory related to two work-in-process orders which have been shipped, product warranty and other miscellaneous liabilities related to certain employee benefits, and expenses related to the closure of the Altamira facility, which was completed at the end of December 2020.

As a result of the disposal described above, the operating results of the former Catalyst Research Instruments Operations segment have been presented as discontinued operations in the balance sheets, the statements of operations, and the statements of cash flows, as detailed below.

Assets:	March 31, 2022	June 30, 2021
Cash	$600	$-
Accounts receivable	-	52,000
Inventories	-	3,300

	$600	$55,300

Liabilities:	March 31, 2022	June 30, 2021
Accrued expenses and taxes	$-	$20,700
Contract liabilities	7,900	16,500

	$7,900	$37,200

	Three Months Ended		Nine Months Ended
	March 31,2022	March 31,2021	March 31,2022	March 31,2021
Revenues	$-	$107,800	$20,600	$387,700
Cost of goods sold	6,900	78,800	10,300	458,500
Gross profit (loss)	(6,900)	29,000	10,300	(70,800)
Selling, general and administrative expenses	700	12,600	2,900	282,200
Income (loss) from operations	(7,600)	16,400	7,400	(353,000)
Loss on disposal	-	-	-	(405,400)
Income (loss) before income tax benefit	(7,600)	16,400	7,400	(758,400)
Income tax expense (benefit)	-	-	4,000	(179,900)
Net income (loss) attributable to discontinued operations	$(7,600)	$16,400	$3,400	$(578,500)

In our Consolidated Statements of Cash Flows, the cash flows from discontinued operations are not separately classified. Cash provided by (used in) operating activities from discontinued operations for nine months ended March 31, 2022 and March 31, 2021 was $25,400 and $(502,900), respectively.

Cash provided by investing activities from discontinued operations for the nine months ended March 31, 2022 was none and $440,000 for the nine months ended March 31, 2021.

There was no cash provided by or used in financing activities for either period.

17.  Discontinued Operations

Effective November 30, 2020, the Company, as part of its strategic shift to becoming a life sciences tool provider, sold its Catalyst Research Instruments Operations reporting segment through the sale by Altamira of substantially all of its assets, which comprised of fixed assets, and inventory to Beijing JWGB Sci. & Tech. Co. Ltd., a corporation formed under the laws of the People’s Republic of China (“JWGB”) for $440,000 payable in cash through January 2021, resulting in a $405,400 pre-tax loss. In order to preserve business continuity for the buyer, Altamira agreed to purchase certain components on behalf of JWGB for which JWGB agreed to reimburse Altamira. At March 31, 2021, JWGB paid the full $440,000 purchase price and $28,500 for component purchases made on its behalf. The Company retained all its receivables and payables related to sales made prior to November 30, 2020, certain inventory related to two work-in-process orders which will be shipped by the end of the fiscal year ending June 30, 2021, product warranty and other miscellaneous liabilities related to certain employee benefits, and expenses related to the closure of the Altamira facility, which was substantially completed at the end of December 2020.

As a result of the disposal described above, the operating results of the former Catalyst Research Instruments Operations segment have been presented as discontinued operations in the balance sheets, the statements of operations, and the statements of cash flows, as detailed below.

Assets:	June 30, 2021	June 30, 2020
Accounts receivable	$52,000	$-
Inventories	3,300	343,700
Property and equipment, net	-	1,400
Goodwill	-	447,900

Discontinued operations	$55,300	$793,000
Liabilities:	June 30, 2021	June 30, 2020
Accounts payable	$-	$20,100
Accrued expenses and taxes	20,700	120,700
Contract liabilities	16,500	69,000
Operating lease liabilities, current portion	-	31,100

	$37,200	$240,900

	Years Ended
	June 30, 2021	June 30, 2020
Revenues	$387,700	$785,900
Cost of goods sold	471,800	869,900
Gross profit	(84,100)	(84,000)
Selling, general and administrative expenses	280,400	388,500
Loss from operations	(364,500)	(472,500)
Loss on disposal	(405,400)	--
Loss before income tax benefit	(769,900)	(472,500)
Income tax benefit, all deferred	(207,400)	(222,600)
Net income (loss) attributable to discontinued operations	$(562,500)	$(249,900)

In our Consolidated Statements of Cash Flows, the cash flows from discontinued operations are not separately classified. Cash (used) and provided by operating activities from discontinued operations for year ended June 30, 2021 and June 30, 2020 was ($75,000) and $66,100, respectively. Cash provided by investing activities from discontinued operations for the year ended June 30, 2021 was $440,000 and $2,200 for the year ended June 30, 2020. There was no cash provided or used by the discontinued operations for financing activities for both the current and prior year periods.